GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 18,794,350	$ 16,247,437	$ 10,931,554
Working capital	300,000
Cash balance	$ 321,715	$ 3,122,578	$ 5,919,578